Principal accounting policies - Uncertain tax positions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Interest and penalties associated with uncertain tax positions	$ 0	$ 0	$ 0
Uncertain tax positions	$ 0	$ 0	$ 0